UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($)	9 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Continuing operations
Interest income/(expenses)	$ 108,955	$ 98,147
Exploration and evaluation expenses	(2,951,474)	(5,014,434)
Corporate and administrative expenses	(1,243,847)	(1,056,029)
Business development expenses	(802,340)	(953,095)
Share based payments	(263,519)	(383,636)
Other income/(expenses)	1,074,861	181,550
Loss before income tax	(4,077,364)	(7,127,497)
Income tax expense	0	0
Loss for the period	(4,077,364)	(7,127,497)
Loss attributable to members of Piedmont Lithium Limited	(4,077,364)	(7,127,497)
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation of foreign operations	(1,214,413)	(300,155)
Other comprehensive loss for the period, net of tax	(1,214,413)	(300,155)
Total comprehensive loss for the period	(5,291,777)	(7,427,652)
Total comprehensive loss attributable to members of Piedmont Lithium Limited	$ (5,291,777)	$ (7,427,652)
Loss per share
Basic and diluted loss per share (cents per share)	$ (0.50)	$ (1.20)